Document And Entity Information (USD $)	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Registrant Name	Millburn Multi-Markets Fund L.P.
Entity Central Index Key	0001468910
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Public Float	$ 0

Statements Of Financial Condition (USD $)	Dec. 31, 2011	Dec. 31, 2010
Millburn Multi-Markets Fund L.P. [Member]
ASSETS
INVESTMENT IN MILLBURN MULTI-MARKETS TRADING L.P. (THE "MASTER FUND")	$ 236,019,823	$ 111,327,838
DUE FROM THE MASTER FUND	3,184,538	233,876
CASH	6,164,454	7,916,721
TOTAL	245,368,815	119,478,435
LIABILITIES:
Capital contributions received in advance	6,163,876	7,766,045
Capital withdrawal payable	3,184,538	233,876
Due to the Master Fund	578	150,676
Total liabilities	9,348,992	8,150,597
PARTNERS' CAPITAL:
General Partner	3,463,815	1,447,561
Total limited partners	232,556,008	109,880,277
Total partners' capital	236,019,823	111,327,838
TOTAL	245,368,815	119,478,435
Millburn Multi-Markets Fund L.P. [Member] | Series A [Member]
PARTNERS' CAPITAL:
Limited Partners	166,336,096	71,988,161
NET ASSET VALUE PER UNIT OUTSTANDING:
Net Asset Value Per Unit Outstanding	$ 1,039.97	$ 1,111.67
Millburn Multi-Markets Fund L.P. [Member] | Series B [Member]
PARTNERS' CAPITAL:
Limited Partners	22,643,903	6,405,290
NET ASSET VALUE PER UNIT OUTSTANDING:
Net Asset Value Per Unit Outstanding	$ 1,077.62	$ 1,131.26
Millburn Multi-Markets Fund L.P. [Member] | Series C [Member]
PARTNERS' CAPITAL:
Limited Partners	43,576,009	31,486,826
NET ASSET VALUE PER UNIT OUTSTANDING:
Net Asset Value Per Unit Outstanding	$ 1,084.25	$ 1,135.4
Millburn Multi-Markets Trading L.P. [Member]
ASSETS
Investments in U.S. Treasury notes - at fair value (amortized cost $41,272,197 and $51,569,250)	41,274,794	51,585,010
Net unrealized appreciation on open futures and forward currency contracts	8,775,049	13,312,178
Due from brokers	3,971,338	3,146,214
Cash denominated in foreign currencies (cost $606,954 and $2,353,889)	604,841	2,324,160
Total equity in trading accounts	54,626,022	70,367,562
INVESTMENTS IN U.S. TREASURY NOTES - at fair value (amortized cost $344,350,425 and $218,631,689)	344,352,511	218,671,298
CASH AND CASH EQUIVALENTS	18,112,495	14,383,754
ACCRUED INTEREST RECEIVABLE	1,894,957	476,291
DUE FROM MILLBURN MULTI-MARKETS LTD.	61	712
DUE FROM MILLBURN MULTI-MARKETS FUND L.P.	578	150,676
TOTAL	418,986,624	304,050,293
LIABILITIES:
Net unrealized depreciation on open futures and forward currency contracts	397,253
Cash denominated in foreign currencies (cost -$1,614,489 and -$251,028)	1,619,538	248,557
Capital contributions received in advance	18,930	884,835
Capital withdrawals payable	5,902,350	4,726,525
Management fee payable	601,992	418,270
Selling commissions payable	286,819	122,477
Accrued expenses	483,424	122,002
Due to brokers	86,753
Commissions and other trading fees on open futures contracts	62,997	67,334
Due to the General Partner	25,211	684
Total liabilities	9,485,267	6,590,684
PARTNERS' CAPITAL:
Total partners' capital	409,501,357	297,459,609
TOTAL	$ 418,986,624	$ 304,050,293

Statements Of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Millburn Multi-Markets Fund L.P. [Member] | Series A [Member]
Limited partners, units outstanding	159,942.5316	64,756.6985
Millburn Multi-Markets Fund L.P. [Member] | Series B [Member]
Limited partners, units outstanding	21,012.8097	5,662.0645
Millburn Multi-Markets Fund L.P. [Member] | Series C [Member]
Limited partners, units outstanding	40,189.9735	27,731.8983
Millburn Multi-Markets Trading L.P. [Member]
Investments in U.S Treasury notes, amortized cost	41,272,197	51,569,250
Cash denominated in foreign currencies, cost	606,954	2,353,889
Investments in U.S Treasury notes, amortized cost	344,350,425	218,631,689
Cash denominated in foreign currencies, cost	(1,614,489)	(251,028)

Condensed Schedule Of Investments (Futures And Forward Currency Contracts) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Long Futures Contracts: Energies [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.06%	0.35%
Net Unrealized Appreciation (Depreciation)	$ 238,613	$ 1,050,235
Long Futures Contracts: Grains [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.21%	1.09%
Net Unrealized Appreciation (Depreciation)	864,700	3,239,089
Long Futures Contracts: Interest Rates: 2 Year U.S. Treasury Note [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.05%	0.00%
Net Unrealized Appreciation (Depreciation)	196,204	11,712
Long Futures Contracts: Interest Rates: 5 Year U.S. Treasury Note [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.10%
Net Unrealized Appreciation (Depreciation)	406,950
Long Futures Contracts: Interest Rates: 10 Year U.S. Treasury Note [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.09%
Net Unrealized Appreciation (Depreciation)	383,375
Long Futures Contracts: Interest Rates: 30 Year U.S. Treasury Bond [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.02%
Net Unrealized Appreciation (Depreciation)	98,188
Long Futures Contracts: Interest Rates: Other Interest Rates [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.73%	0.14%
Net Unrealized Appreciation (Depreciation)	2,968,903	407,761
Long Futures Contracts: Total Interest Rates [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.99%	0.14%
Net Unrealized Appreciation (Depreciation)	4,053,620	419,473
Long Futures Contracts: Livestock [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital		0.23%
Net Unrealized Appreciation (Depreciation)		684,170
Long Futures Contracts: Metals [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	(0.14%)	1.37%
Net Unrealized Appreciation (Depreciation)	(574,718)	4,074,267
Long Futures Contracts: Softs [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.03%	0.76%
Net Unrealized Appreciation (Depreciation)	100,093	2,260,705
Long Futures Contracts: Stock Indices [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	(0.01%)	0.53%
Net Unrealized Appreciation (Depreciation)	(36,933)	1,573,129
Total Long Futures Contracts [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	1.14%	4.47%
Net Unrealized Appreciation (Depreciation)	4,645,375	13,301,068
Short Futures Contracts: Energies [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.10%	(0.21%)
Net Unrealized Appreciation (Depreciation)	394,145	(616,642)
Short Futures Contracts: Grains [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	(0.75%)	(0.40%)
Net Unrealized Appreciation (Depreciation)	(3,070,466)	(1,199,300)
Short Futures Contracts: Interest Rates [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.00%	(0.07%)
Net Unrealized Appreciation (Depreciation)	(12,800)	(215,100)
Short Futures Contracts: Livestock [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.01%	(0.22%)
Net Unrealized Appreciation (Depreciation)	56,550	(636,480)
Short Futures Contracts: Metals [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.20%	(0.12%)
Net Unrealized Appreciation (Depreciation)	829,705	(362,273)
Short Futures Contracts: Softs [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.59%	(0.19%)
Net Unrealized Appreciation (Depreciation)	2,427,715	(565,117)
Short Futures Contracts: Stock Indices [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	(0.10%)	0.05%
Net Unrealized Appreciation (Depreciation)	(424,691)	142,434
Total Short Futures Contracts [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.05%	(1.16%)
Net Unrealized Appreciation (Depreciation)	200,158	(3,452,478)
Total Investments In Futures Contracts-Net [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	1.19%	3.31%
Net Unrealized Appreciation (Depreciation)	4,845,533	9,848,590
Total Long Forward Currency Contracts [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	(0.03%)	1.53%
Net Unrealized Appreciation (Depreciation)	(124,989)	4,559,059
Total Short Forward Currency Contracts [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.89%	(0.36%)
Net Unrealized Appreciation (Depreciation)	3,657,252	(1,095,471)
Total Investments In Forward Currency Contracts-Net [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.86%	1.17%
Net Unrealized Appreciation (Depreciation)	3,532,263	3,463,588
Futures And Forward Currency Contracts [Member]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	2.05%	4.48%
Net Unrealized Appreciation (Depreciation)	$ 8,377,796	$ 13,312,178

Condensed Schedule Of Investments (Futures And Forward Currency Contracts) (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010
Long Futures Contracts: Interest Rates: 2 Year U.S. Treasury Note [Member]
Investment term, years	2	2
Contracts	1,300	244
Investment settlement date	March 2012	March 2011
Long Futures Contracts: Interest Rates: 5 Year U.S. Treasury Note [Member]
Investment term, years	5
Contracts	1,202
Investment settlement date	March 2012
Long Futures Contracts: Interest Rates: 10 Year U.S. Treasury Note [Member]
Investment term, years	10
Contracts	568
Investment settlement date	March 2012
Long Futures Contracts: Interest Rates: 30 Year U.S. Treasury Bond [Member]
Investment term, years	30
Contracts	141
Investment settlement date	March 2012

Condensed Schedule Of Investments (U.S. Treasury Notes) (USD $)	Dec. 31, 2011	Dec. 31, 2010
U.S. Treasury Notes, 0.875%, 02/29/2012 [Member]
Fair Value as a % of Partners' Capital	23.90%
Fair Value	$ 97,869,811
U.S. Treasury Notes, 0.375%, 08/31/2012 [Member]
Fair Value as a % of Partners' Capital	30.08%
Fair Value	123,180,944
U.S. Treasury Notes, 4.250%, 09/30/2012 [Member]
Fair Value as a % of Partners' Capital	33.52%
Fair Value	137,248,233
U.S. Treasury Notes, 0.500%, 11/30/2012 [Member]
Fair Value as a % of Partners' Capital	6.67%
Fair Value	27,328,317
U.S. Treasury Notes, 0.875%, 03/31/2011 [Member]
Fair Value as a % of Partners' Capital		22.67%
Fair Value		67,445,723
U.S. Treasury Notes, 0.875%, 05/31/2011 [Member]
Fair Value as a % of Partners' Capital		22.70%
Fair Value		67,529,886
U.S. Treasury Notes, 1.000%, 08/31/2011 [Member]
Fair Value as a % of Partners' Capital		22.75%
Fair Value		67,677,170
U.S. Treasury Notes, 0.750%, 11/30/2011 [Member]
Fair Value as a % of Partners' Capital		22.73%
Fair Value		67,603,529
Total Investments In U S Treasury Notes [Member]
Fair Value as a % of Partners' Capital	94.17%	90.85%
Fair Value	$ 385,627,305	$ 270,256,308

Condensed Schedule Of Investments (U.S. Treasury Notes) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Total investments in U.S. treasury notes, amortized cost	$ 385,622,622	$ 270,200,939
U.S. Treasury Notes, 0.875%, 05/31/2011 [Member]
Face amount		67,330,000
Investment interest rate		0.88%
Investment maturity date		05/31/2011
U.S. Treasury Notes, 1.000%, 08/31/2011 [Member]
Face amount		67,330,000
Investment interest rate		1.00%
Investment maturity date		08/31/2011
U.S. Treasury Notes, 0.875%, 02/29/2012 [Member]
Face amount	97,740,000
Investment interest rate	0.88%
Investment maturity date	02/29/2012
U.S. Treasury Notes, 0.750%, 11/30/2011 [Member]
Face amount		67,330,000
Investment interest rate		0.75%
Investment maturity date		11/30/2011
U.S. Treasury Notes, 0.875%, 03/31/2011 [Member]
Face amount		67,330,000
Investment interest rate		0.88%
Investment maturity date		03/31/2011
U.S. Treasury Notes, 0.375%, 08/31/2012 [Member]
Face amount	122,960,000
Investment interest rate	0.38%
Investment maturity date	08/31/2012
U.S. Treasury Notes, 0.500%, 11/30/2012 [Member]
Face amount	27,240,000
Investment interest rate	0.50%
Investment maturity date	11/30/2012
U.S. Treasury Notes, 4.250%, 09/30/2012 [Member]
Face amount	$ 133,180,000
Investment interest rate	4.25%
Investment maturity date	09/30/2012

Statements Of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Millburn Multi-Markets Fund L.P. [Member]
Investment income
Interest income	$ 345,473	$ 139,079
Expenses:
Brokerage commissions	494,299	178,062
Management fees	3,643,500	1,005,729
Selling commissions and platform fees	2,530,363	774,365
Administrative and operating expenses	1,015,504	420,277
Custody fees	31,049	7,378
Total expenses	7,714,715	2,385,811
Operating expenses borne by General Partner	(59,807)	(142,136)
Net expenses	7,654,908	2,243,675
Net investment loss allocated from the Master Fund	(7,309,435)	(2,104,596)
REALIZED AND UNREALIZED GAINS (LOSSES) ALLOCATED FROM THE MASTER FUND
Futures and forward currency contracts	(2,954,102)	3,742,539
Foreign exchange translation	301	(32,977)
Net change in unrealized:
Futures and forward currency contracts	(1,198,682)	4,689,239
Foreign exchange translation	(15,382)	(35,430)
Net gains (losses) from U.S. Treasury notes:
Realized	2,823	2,500
Net change in unrealized	(43,230)	4,631
Net realized and unrealized gains (losses) allocated from the Master Fund	(4,208,272)	8,370,502
NET INCOME (LOSS)	(11,517,707)	6,265,906
LESS PROFIT SHARE ALLOCATION FROM THE MASTER FUND	2,595	1,254,093
NET INCOME (LOSS) AFTER PROFIT SHARE	(11,520,302)	5,011,813
Millburn Multi-Markets Trading L.P. [Member]
Investment income
Interest income	703,919	414,798
Expenses:
Brokerage commissions	994,569	499,876
Management fees	6,470,138	2,072,410
Selling commissions and platform fees	2,530,363	774,365
Administrative and operating expenses	1,487,037	815,543
Custody fees	63,347	20,810
Total expenses	11,545,454	4,183,004
Operating expenses borne by General Partner	(75,183)	(297,108)
Net expenses	11,470,271	3,885,896
Net investment loss allocated from the Master Fund	(10,766,352)	(3,471,098)
REALIZED AND UNREALIZED GAINS (LOSSES) ALLOCATED FROM THE MASTER FUND
Futures and forward currency contracts	(2,470,436)	8,964,691
Foreign exchange translation	(136,628)	(36,326)
Net change in unrealized:
Futures and forward currency contracts	(4,934,382)	13,401,675
Foreign exchange translation	20,096	(63,094)
Net gains (losses) from U.S. Treasury notes:
Realized	(7,267)	5,806
Net change in unrealized	(50,686)	21,739
Net realized and unrealized gains (losses) allocated from the Master Fund	(7,579,303)	22,294,491
NET INCOME (LOSS)	(18,345,655)	18,823,393
LESS PROFIT SHARE TO GENERAL PARTNER	61,668	2,949,717
NET INCOME (LOSS) AFTER PROFIT SHARE	$ (18,407,323)	$ 15,873,676

Statements Of Changes In Partners' Capital (USD $)	Limited Partners [Member] Millburn Multi-Markets Fund L.P. [Member] Series A [Member]	Limited Partners [Member] Millburn Multi-Markets Fund L.P. [Member] Series B [Member]	Limited Partners [Member] Millburn Multi-Markets Fund L.P. [Member] Series C [Member]	Limited Partners [Member] Millburn Multi-Markets Trading L.P. [Member]	New Profit Memo Account [Member] Millburn Multi-Markets Trading L.P. [Member]	General Partner [Member] Millburn Multi-Markets Fund L.P. [Member]	General Partner [Member] Millburn Multi-Markets Trading L.P. [Member]	Millburn Multi-Markets Fund L.P. [Member]	Millburn Multi-Markets Trading L.P. [Member]
PARTNERS' CAPITAL at Dec. 31, 2009	$ 8,589,976	$ 381,711	$ 302,706	$ 64,665,135		$ 10,159	$ 47,127	$ 9,284,552	$ 64,712,262
PARTNERS' CAPITAL, units at Dec. 31, 2009	8,081.4364	357.9807	283.6015
Capital contributions	61,190,978	5,855,288	30,099,201	256,490,244		1,400,000	1,600,000	98,545,467	258,090,244
Capital contributions, units	57,691.0251	5,460.6179	27,709.9918
Capital withdrawals	(1,073,575)	(166,243)	(274,176)	(41,207,956)			(2,958,334)	(1,513,994)	(44,166,290)
Capital withdrawals, units	(1,015.763)	(156.5341)	(261.695)
NET INCOME (LOSS)				18,724,527	8,617		90,249	6,265,906	18,823,393
Net profit from operations after profit share allocation from Master Fund	3,280,782	334,534	1,359,095			37,402		5,011,813	15,873,676
General Partner's allocation - profit share				(2,949,717)	2,949,717				(2,949,717)
Transfer of New Profit Memo Account to General Partner					(2,958,334)		2,958,334
NET ASSET VALUE PER UNIT	$ 1,111.67	$ 1,131.26	$ 1,135.4
PARTNERS' CAPITAL at Dec. 31, 2010	71,988,161	6,405,290	31,486,826	295,722,233		1,447,561	1,737,376	111,327,838	297,459,609
PARTNERS' CAPITAL, units at Dec. 31, 2010	64,756.6985	5,662.0645	27,731.8983
Capital contributions	110,423,847	18,128,844	14,574,760	159,695,554		2,000,000	100,000	145,127,451	159,795,554
Capital contributions, units	102,014.0806	16,314.7272	13,035.3437
Capital withdrawals	(7,229,090)	(1,057,815)	(628,259)	(29,349,575)			(58,576)	(8,915,164)	(29,408,151)
Capital withdrawals, units	(6,828.2475)	(963.982)	(577.2685)
NET INCOME (LOSS)				(18,306,231)	(3,092)		(36,332)	(11,517,707)	(18,345,655)
Net profit from operations after profit share allocation from Master Fund	(8,846,822)	(832,416)	(1,857,318)			16,254		(11,520,302)	(18,407,323)
General Partner's allocation - profit share				(61,668)	61,668				(61,668)
Transfer of New Profit Memo Account to General Partner					(58,576)		58,576
NET ASSET VALUE PER UNIT	$ 1,039.97	$ 1,077.62	$ 1,084.25
PARTNERS' CAPITAL at Dec. 31, 2011	$ 166,336,096	$ 22,643,903	$ 43,576,009	$ 407,700,313		$ 3,463,815	$ 1,801,044	$ 236,019,823	$ 409,501,357
PARTNERS' CAPITAL, units at Dec. 31, 2011	159,942.5316	21,012.8097	40,189.9735

Statements Of Financial Highlights (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Millburn Multi-Markets Fund L.P. [Member] | Limited Partners [Member] | Series A [Member]
NET ASSET VALUE PER UNIT - Beginning of period	$ 1,111.67		$ 1,062.93
INCOME (LOSS) ALLOCATED FROM THE MASTER FUND:
Net Investment loss	$ (49.32)	[1]	$ (49.55)	[1]
Total trading and investment gains (losses)	$ (22.36)	[1]	$ 121.21	[1]
Net profit (loss) before profit share allocation from the Master Fund	$ (71.68)		$ 71.66
Profit share allocation from Master Fund	$ (0.02)	[1],[2]	$ (22.92)	[1],[2]
Net profit (loss) from operations after profit share allocation from Master Fund	$ (71.7)		$ 48.74
NET ASSET VALUE PER UNIT - End of period	$ 1,039.97		$ 1,111.67
TOTAL RETURN BEFORE PROFIT SHARE ALLOCATION FROM THE MASTER FUND	(6.45%)		6.40%
LESS: PROFIT SHARE ALLOCATION FROM THE MASTER FUND	0.00%	[2]	(1.81%)	[2]
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION FROM THE MASTER FUND	(6.45%)		4.59%
Ratios to average net asset value:
Expenses	4.82%	[3],[4]	4.92%	[3],[5]
Profit share allocation from the Master Fund	0.00%	[2]	2.16%	[2]
Total expenses	4.82%		7.08%
Net investment loss	(4.63%)	[3],[4],[6]	(4.65%)	[3],[5],[6]
Millburn Multi-Markets Fund L.P. [Member] | Limited Partners [Member] | Series B [Member]
NET ASSET VALUE PER UNIT - Beginning of period	$ 1,131.26		$ 1,066.29
INCOME (LOSS) ALLOCATED FROM THE MASTER FUND:
Net Investment loss	$ (31.36)	[1]	$ (31.04)	[1]
Total trading and investment gains (losses)	$ (23.47)	[1]	$ 123.74	[1]
Net profit (loss) before profit share allocation from the Master Fund	$ (54.83)		$ 92.7
Profit share allocation from Master Fund	$ 1.19	[1],[2]	$ (27.73)	[1],[2]
Net profit (loss) from operations after profit share allocation from Master Fund	$ (53.64)		$ 64.97
NET ASSET VALUE PER UNIT - End of period	$ 1,077.62		$ 1,131.26
TOTAL RETURN BEFORE PROFIT SHARE ALLOCATION FROM THE MASTER FUND	(4.85%)		8.27%
LESS: PROFIT SHARE ALLOCATION FROM THE MASTER FUND	0.11%	[2]	(2.18%)	[2]
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION FROM THE MASTER FUND	(4.74%)		6.09%
Ratios to average net asset value:
Expenses	3.05%	[3],[4]	3.17%	[3],[5]
Profit share allocation from the Master Fund	(0.11%)	[2]	2.75%	[2]
Total expenses	2.94%		5.92%
Net investment loss	(2.87%)	[3],[4],[6]	(2.87%)	[3],[5],[6]
Millburn Multi-Markets Fund L.P. [Member] | Limited Partners [Member] | Series C [Member]
NET ASSET VALUE PER UNIT - Beginning of period	$ 1,135.4		$ 1,067.37
INCOME (LOSS) ALLOCATED FROM THE MASTER FUND:
Net Investment loss	$ (29.13)	[1]	$ (31.82)	[1]
Total trading and investment gains (losses)	$ (21.56)	[1]	$ 144.18	[1]
Net profit (loss) before profit share allocation from the Master Fund	$ (50.69)		$ 112.36
Profit share allocation from Master Fund	$ (0.46)	[1],[2]	$ (44.33)	[1],[2]
Net profit (loss) from operations after profit share allocation from Master Fund	$ (51.15)		$ 68.03
NET ASSET VALUE PER UNIT - End of period	$ 1,084.25		$ 1,135.4
TOTAL RETURN BEFORE PROFIT SHARE ALLOCATION FROM THE MASTER FUND	(4.47%)		8.54%
LESS: PROFIT SHARE ALLOCATION FROM THE MASTER FUND	(0.04%)	[2]	(2.17%)	[2]
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION FROM THE MASTER FUND	(4.51%)		6.37%
Ratios to average net asset value:
Expenses	2.82%	[3],[4]	2.92%	[3],[5]
Profit share allocation from the Master Fund	0.04%	[2]	3.98%	[2]
Total expenses	2.86%		6.90%
Net investment loss	(2.62%)	[3],[4],[6]	(2.67%)	[3],[5],[6]
Millburn Multi-Markets Trading L.P. [Member]
Total return before General Partner profit share allocation	(4.18%)		8.74%
General Partner profit share allocation	0.00%		(1.24%)
Total return after General Partner profit share allocation	(4.18%)		7.50%
Ratios to average net asset value:
Expenses	2.49%	[7],[8]	2.62%	[7],[8]
General Partner profit share allocation	0.00%		1.35%
Total expenses	2.49%	[7],[8]	3.97%	[7],[8]
Net investment loss	(2.30%)	[7],[8],[9]	(2.32%)	[7],[8],[9]
Millburn Multi-Markets Trading L.P. [Member] | Limited Partners [Member]
Total return before General Partner profit share allocation	(4.76%)		8.94%
General Partner profit share allocation	(0.02%)		(1.52%)
Total return after General Partner profit share allocation	(4.78%)		7.42%
Ratios to average net asset value:
Expenses	3.12%	[7],[8]	2.66%	[7],[8]
General Partner profit share allocation	0.02%		2.03%
Total expenses	3.14%	[7],[8]	4.69%	[7],[8]
Net investment loss	(2.94%)	[7],[8],[9]	(2.37%)	[7],[8],[9]

[1]	The net investment loss per unit and profit share allocation from the Master Fund per unit is calculated by dividing the net investment loss and profit share allocation from the Master Fund by the average number of units outstanding during the year. Total trading and investing losses is a balancing amount necessary to reconcile the change in net asset value per unit with the other per unit information.
[2]	Profit share for Series B and C is calculated based on Series B and C aggregate trading profits and may be impacted by rebalancing due to monthly capital activity.
[3]	Includes the Partnership's proportionate share of income and expense allocated from the Master Fund.
[4]	Ratios are computed net of voluntary waivers of operating expenses borne by the General Partner of the Partnership and General Partner of the Master Fund. For the year ended December 31, 2011, the ratios are net of the 0.03% effect of the voluntary waivers of operating expenses.
[5]	Ratios are computed net of voluntary waivers of operating expenses borne by the General Partner of the Partnership and General Partner of the Master Fund. For the year ended December 31, 2010, the ratios are net of the 0.28% effect of the voluntary waivers of operating expenses.
[6]	Excludes profit share allocation from the Master Fund and includes interest income.
[7]	Includes the U.S. and Cayman Feeders' proportionate share of expenses.
[8]	Ratios are computed net of voluntary waivers of operating expenses borne by the General Partner of the Partnership. For the years ended December 31, 2011 and 2010, the ratios are net of the 0.02% and 0.00% effect of the voluntary waivers of operating expenses, respectively.
[9]	Excludes General Partner profit share allocation and includes interest income.

Statements Of Financial Highlights (Parenthetical)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Millburn Multi-Markets Fund L.P. [Member]
Effect of voluntary waivers of operating expenses	0.03%	0.28%
Millburn Multi-Markets Trading L.P. [Member]
Effect of voluntary waivers of operating expenses	0.02%	0.00%

Organization	12 Months Ended
Dec. 31, 2011
Millburn Multi-Markets Fund L.P. [Member]
Organization
1.	ORGANIZATION

Millburn Multi-Markets Fund L.P. (the "Partnership") is a limited partnership organized on September 8, 2008, under the Delaware Revised Uniform Limited Partnership Act and commenced operations on August 1, 2009. The Limited Partnership Agreement (the "Agreement") was amended and restated as of August 27, 2010.

The Partnership is a "feeder-fund" and pools partners' capital contributions for investment in Millburn Multi-Markets Trading L.P. ("Master Fund"). The Master Fund is a limited partnership organized during September 2004 under the Delaware Revised Uniform Limited Partnership Act and commenced operations on October 20, 2004. The Master Fund engages in the trading and investing in futures and forward currency contracts. Millburn Ridgefield Corporation (the "General Partner") is the General Partner of the Partnership and the Master Fund (collectively, the "Funds") and manages the business of the Funds. The financial statements of the Master Fund, including the Condensed Schedules of Investments, are included in Section II of this Annual report and should be read in conjunction with the Partnership's financial statements.

The Partnership offers multiple series of Units, which differ in terms of fees charged at the Master Fund level. Initially, the Partnership offered Series A, Series B and Series C Units (collectively, the "Series") but may offer additional series in the future.

Millburn Multi-Markets Trading L.P. [Member]
Organization
1.	ORGANIZATION

Millburn Multi-Markets Trading L.P. (the "Partnership") is a limited partnership organized in September 2004 under the Delaware Revised Uniform Limited Partnership Act and commenced operations on October 20, 2004. The Partnership engages in the speculative trading of futures and forward currency contracts and also acts as a master fund for Millburn Multi-Markets Ltd., a Cayman Islands exempted company (the "Cayman Feeder"), and Millburn Multi-Markets Fund L.P., a Delaware limited partnership (the "U.S. Feeder"). The U.S. Feeder and Cayman Feeder invest substantially all of their assets in the Partnership. The Cayman Feeder and U.S. Feeder commenced operations on July 1, 2008 and August 1, 2009, respectively. All feeder fees and expenses will be charged at the master level. The Partnership is subject to the regulations of the Commodity Futures Trading Commission, an agency of the United States ("U.S.") government which regulates most aspects of the commodity futures industry; rules of the National Futures Association, an industry self-regulatory organization; and the requirements of commodity exchanges and futures commission merchants (brokers) through which the Partnership trades.

The Limited Partnership Agreement (the "Agreement") provides that subject to certain limitations, Millburn Ridgefield Corporation (the "General Partner") shall conduct and manage the business of the Partnership. The General Partner has the right to make all investment decisions regarding the Partnership, authorize the payments of distributions to partners, enter into customer agreements with brokers and take such other actions, as it deems necessary or desirable, to manage the business of the Partnership.

The limited partners, special limited partners, New Profit Memo Account (see Note 4) and the General Partner share in the profits and losses of the Partnership which are determined before management fees, selling commissions (Note 2) and profit share allocations on the basis of their proportionate interests of Partnership capital (Note 4). The General Partner and special limited partners are charged none or lower management fees than limited partners in accordance with the Agreement. No limited partner or special limited partner shall be liable for Partnership obligations in excess of their capital contribution plus profits allocated to their capital accounts, if any.

Subject to certain conditions, a partner has the right to redeem all or a portion of its partnership capital as of any month-end upon fifteen days' prior written notice to the General Partner. In its sole discretion, the General Partner may permit redemptions on shorter notice or as of a date other than month-end. Redemptions will be made as of the last day of the month for an amount equal to the Net Asset Value of the portion of a partner's capital being redeemed. A redeeming partner shall receive such redeemed capital less the redemption fee, if any.

The General Partner, subject to Commodity Futures Trading Commission requirements, may, at its discretion, sell additional limited partnership interests to persons desiring to become limited partners.

The Partnership will dissolve in the event of certain conditions set forth in the Agreement.

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Millburn Multi-Markets Fund L.P. [Member]
Summary Of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States ("U.S.") as detailed in the Financial Accounting Standards Board Accounting Standards Codification ("Codification").

Investment — The investment in the Master Fund is reported at fair value in the Partnership's Statements of Financial Condition. Fair value is the value determined by the Master Fund in accordance with the Master Fund's valuation policies and reported at the time of the Partnership's valuation by the General Partner of the Master Fund. Generally, the fair value of the Partnership's investment in the Master Fund represents the amount that the Partnership could reasonably expect to receive from the Master Fund if the Partnership's investment was redeemed at the time of valuation based on information available at the time the valuation was made and that the Partnership believes to be reliable. The Partnership records its proportionate share of each item of income and expense from its investment in the Master Fund in the Statements of Operations. The accounting policies of the Master Fund including valuation policies are contained in the notes to the Master Fund's financial statements included in Section II of this annual report.

Income Taxes — Income taxes have not been provided as partners are individually liable for the taxes, if any, on their share of the Partnership's income and expenses.

The Income Taxes topic of the Codification clarifies the accounting for uncertainty in tax positions. This requires that the Partnership recognize in its financial statements the impact of any uncertain tax positions. Based on a review of the Partnership's open tax years, 2009 to 2011, for the U.S. Federal jurisdiction, the New York and Connecticut State jurisdictions and the New York City jurisdiction, there are no uncertain tax positions through its investment in the Master Fund. The Partnership is treated as a limited partnership for federal and state income tax reporting purposes.

Cash — Cash is held in a non-interest-bearing account at JP Morgan Chase Bank, N.A.

Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements. Actual results could differ from these estimates.

Fair Value of Financial Instruments — Disclosures under the Fair Value Measurements and Disclosures topic of the Codification relating to the Partnership's underlying investments held within the Master Fund are included in the attached Master Fund's financial statements.

Millburn Multi-Markets Trading L.P. [Member]
Summary Of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States ("U.S. GAAP") as detailed in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("Codification").

Investments — The Partnership records its transactions in futures, forward currency contracts and U.S. Treasury notes including related income and expenses on a trade-date basis.

Open futures contracts are valued at quoted market values. Open forward currency contracts are valued at fair value which is based on pricing models that consider the time value of money and the current market and contractual prices of the underlying financial instruments. Brokerage commissions on open futures contracts are expensed when the contracts are opened. Realized gains (losses) and changes in unrealized appreciation (depreciation) on futures and forward currency contracts are recognized in the periods in which the contracts are closed or the changes in the value of open contracts occur and are included in net realized and unrealized gains (losses) in the Statements of Operations.

Investments in U.S. Treasury notes are valued at fair value based on the midpoint of bid/ask quotations reported daily at 3pm EST by Bloomberg. The Partnership amortizes premiums and accretes discounts on U.S. Treasury notes. Such securities are normally on deposit with financial institutions (see Note 7) as collateral for performance of the Partnership's trading obligations with respect to derivative contracts or held for safekeeping in a custody account at HSBC Bank USA, N.A.

Cash and Cash Equivalents — Cash and cash equivalents includes cash and an investment in Dreyfus Treasury Prime Cash Management, a short term U.S. government securities and related instruments money market fund. The money market fund accounted for 0.0% and 4.5% of partners' capital at December 31, 2011 and 2010, respectively. The Partnership liquidated its investment in the money market fund during December 2011.

Foreign Currency Translation — Assets and liabilities denominated in foreign currencies are translated to U.S. Dollars at prevailing exchange rates of such currencies. Purchases and sales of investments are translated to U.S. Dollars at the exchange rate prevailing when such transactions occurred.

Management Fees — The Agreement provides that the Partnership shall charge the limited partners' capital accounts and pay the General Partner management fees at a fixed rate of 0.167% per month of net asset value (2% per annum) of limited partnership interests. The General Partner retains the right to charge less than the annual management fee rate except as specified in the Agreement. The Partnership bears all trade-related commission and clearing charges due to third-party brokers.

Selling Commissions — The U.S. Feeder has issued Units to its investors that are subject to selling commissions of 2% per annum or platform fees of 0.25% per annum. These selling commissions and platform fees are charged at the Partnership level but are allocated only to the applicable U.S. Feeder investors. The Cayman Feeder is offering shares that are subject to selling commissions of 2% per annum none of which have been issued as of December 31, 2011.

Administrative and Operating Expenses — The General Partner of the Partnership is paid a monthly administration fee for certain accounting, tax, legal and operational services it provides to the Partnership (the "Administration Fee") calculated at 0.05% of month-end partners' capital prior to reduction for capital withdrawals, management fees and the Administrative Fee then being calculated.

The Partnership bears expenses including, but not limited to, periodic legal, accounting and filing fees up to an amount equal to 1/4 of 1% per annum of average Partners' Capital of the Partnership (the "Expense Cap"). Amounts subject to the Expense Cap include expenses incurred at the Partnership level and Cayman Feeder level and the Administration Fee due to the General Partner. The General Partner of the Partnership and the Investment Adviser of the Cayman Feeder bear any excess over such amounts. The Partnership and the Cayman Feeder will pay any extraordinary expenses.

The U.S. Feeder bears its own expenses including, but not limited to, periodic legal, accounting and filing fees. Total operating expenses related to investors in the U.S. Feeder (including their pro-rata share of Partnership expenses) are not expected to exceed 1/2 of 1% per annum of the U.S. Feeder's average month-end partners' capital. For the year ended December 31, 2011, the General Partner of the U.S. Feeder chose to directly bear operating expenses in excess of 1/4 of 1% of average Partners' Capital of the U.S. Feeder's average month-end partners' capital.

Administrative and operating expenses related to the Partnership are charged pro-rata to all investors. Operating expenses related to the U.S. Feeder and Cayman Feeder are charged at the Partnership level and allocated only to those respective investors.

For the year ended December 31, 2011, operating expenses and administration fee were as follows:

	Operating	Administration	Total
Fund	Expenses	Fee	(1)

Partnership	$493,309	$183,254	$676,563
U.S. Feeder	697,043	-	697,043
Cayman Feeder	113,431	-	113,431
Total	$1,303,783	$183,254	$1,487,037

Borne by General Partner or Investment Adviser *	$(75,183)	$-	$(75,183)

For the year ended December 31, 2010, operating expenses and administration fee were as follows:

	Operating	Administration	Total
Fund	Expenses	Fee	(1)

Partnership	$253,550	$73,244	$326,794
U.S. Feeder	420,277	-	420,277
Cayman Feeder	68,472	-	68,472
Total	$742,299	$73,244	$815,543

Borne by General Partner or Investment Adviser *	$(223,864)	$(73,244)	$(297,108)

* by General Partner (in the case of the Partnership and U.S. Feeder) or Investment Adviser (Cayman Feeder)

(1) The General Partner has paid expenses incurred in connection with the organization of the U.S. Feeder. The total amount paid by the General Partner was $191,967. The Partnership, on behalf of the U.S. Feeder, is reimbursing the General Partner for these costs in 60 equal monthly installments of $3,199 which began on August 1, 2009. However, to the extent that for any month the $3,199 exceeds 1/12 of 0.05% of the U.S. Feeder's month-end net asset value (a 0.05% annual rate), such excess will not be reimbursed by the Partnership, but will be absorbed by the General Partner. As of December 31, 2011, pursuant to this calculation, $36,987 has been borne by the General Partner and will not be reimbursed by the Partnership. For the years ended December 31, 2011 and 2010, costs incurred were $38,388 and $25,277, respectively, and are included in "Administrative and operating expenses" in the Partnership's Statements of Operations. Further, as of December 31, 2011 and 2010, $9,598 and $4,716, respectively, were payable to the General Partner as reimbursement for such costs and are included in "Accrued expenses" in the Partnership's Statements of Financial Condition.

Income Taxes — The Income Taxes topic of the Codification clarifies the accounting for uncertainty in tax positions. This requires that the Partnership recognize in its financial statements the impact of any uncertain tax positions. Based on a review of the Partnership's open tax years, 2008 to 2011, for the U.S. Federal jurisdiction, the New York and Delaware State jurisdictions and the New York City jurisdiction, there were no uncertain tax positions. The Partnership is treated as a limited partnership for federal and state income tax reporting purposes and therefore the partners are responsible for the payment of taxes.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires the General Partner to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements. Actual results could differ from these estimates.

Right of Offset — The customer agreements between the Partnership and its brokers give the Partnership the legal right to net unrealized gains and losses with each broker. Unrealized gains and losses related to offsetting transactions with these brokers are reflected on a net basis in the equity in trading accounts in the Statements of Financial Condition.

Fair Value of Financial Instruments — The fair value of the Partnership's assets and liabilities which qualify as financial instruments under the Fair Value Measurements and Disclosures topic of the Codification approximates the carrying amounts presented in the Statements of Financial Condition. The topic defines fair value, establishes a framework for measurement of fair value and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

In determining fair value, the Partnership separates its investments into two categories: cash instruments and derivative contracts.

Cash Instruments — The Partnership's cash instruments are generally classified within Level 1 of the fair value hierarchy because they are typically valued using quoted market prices. The types of instruments valued based on quoted market prices in active markets include U.S. government obligations and a short-term U.S. government money market fund. The General Partner of the Partnership does not adjust the quoted price for such instruments even in situations where the Partnership holds a large position and a sale could reasonably impact the quoted price.

Derivative Contracts — Derivative contracts can be exchange-traded or over-the-counter ("OTC"). Exchange-traded futures contracts are valued based on quoted closing settlement prices and typically fall within Level 1 of the fair value hierarchy.

OTC derivatives or forward currency contracts are valued based on pricing models that consider the current market prices plus the time value of money ("forward points") and contractual prices of the underlying financial instruments. The forward points from the quotation service providers are generally in periods of one month, two months, three months and six months forward while the contractual forward delivery dates for the foreign forward currency contracts traded by the Partnership may be in between these periods. The General Partner's policy is to calculate the forward points for each contract being valued by determining the number of days from the date the forward currency contract is being valued to its maturity date and then using straight-line interpolation to calculate the valuation of forward points for the applicable forward currency contract. Model inputs can generally be verified and model selection does not involve significant management judgment. Such instruments are typically classified within Level 2 of the fair value hierarchy.

During the years ended December 31, 2011 and 2010, there were no transfers of assets or liabilities between Level 1 and Level 2. The following table represents the Partnership's investments by hierarchical level as of December 31, 2011 and 2010 in valuing the Partnership's investments at fair value. At December 31, 2011 and 2010, the Partnership held no assets or liabilities classified in Level 3.

Financial assets at fair value as of December 31, 2011

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$385,627,305	$-	$385,627,305

Exchange-traded futures contracts
Energies	632,758	-	632,758
Grains	(2,205,766)	-	(2,205,766)
Interest rates	4,040,820	-	4,040,820
Livestock	56,550	-	56,550
Metals	254,987	-	254,987
Softs	2,527,808	-	2,527,808
Stock indices	(461,624)	-	(461,624)

Total exchange-traded futures contracts	4,845,533	-	4,845,533

Over-the-counter forward currency contracts	-	3,532,263	3,532,263

Total futures and forward currency contracts (2)	4,845,533	3,532,263	8,377,796

Total financial assets at fair value	$390,472,838	$3,532,263	$394,005,101

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in brokers' trading accounts as collateral			$41,274,794
Investments in U.S. Treasury notes held in custody			344,352,511
Total investments in U.S. Treasury notes			$385,627,305

(2)
Net unrealized appreciation on open futures and forward currency contracts			$8,775,049
Net unrealized depreciation on open futures and forward currency contracts			(397,253)
Net unrealized appreciation and depreciation on open futures and forward currency contracts			$8,377,796

Financial assets at fair value as of December 31, 2010

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$270,256,308	$-	$270,256,308

Short-term money market fund*	13,532,683	-	13,532,683

Exchange-traded futures contracts
Energies	433,593	-	433,593
Grains	2,039,789	-	2,039,789
Interest rates	204,373	-	204,373
Livestock	47,690	-	47,690
Metals	3,711,994	-	3,711,994
Softs	1,695,588	-	1,695,588
Stock indices	1,715,563	-	1,715,563

Total exchange-traded futures contracts	9,848,590	-	9,848,590

Over-the-counter forward currency contracts	-	3,463,588	3,463,588

Total futures and forward currency contracts (2)	9,848,590	3,463,588	13,312,178

Total financial assets at fair value	$293,637,581	$3,463,588	$297,101,169

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in brokers' trading accounts as collateral			$51,585,010
Investments in U.S. Treasury notes held in custody			218,671,298
Total investments in U.S. Treasury notes			$270,256,308

(2)
Net unrealized appreciation on open futures and forward currency contracts			$13,312,178
Net unrealized depreciation on open futures and forward currency contracts			-
Net unrealized appreciation and depreciation on open futures and forward currency contracts			$13,312,178

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition

Recent Accounting Standards — In December 2011, FASB issued ASU 2011-11, "Disclosures about Offsetting Assets and Liabilities" which creates a new disclosure requirement about the nature of an entity's rights of setoff and the related arrangement associated with its financial instruments and derivative instruments. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the Statements of Financial Condition and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Partnership should also provide the disclosures retrospectively for all comparative periods presented. The Partnership is currently evaluating the impact that the standard would have on the financial statements.

Investment In Millburn Multi-Markets Trading L.P.	12 Months Ended
Dec. 31, 2011
Millburn Multi-Markets Fund L.P. [Member]
Investment In Millburn Multi-Markets Trading L.P.
3.	INVESTMENT IN MILLBURN MULTI-MARKETS TRADING L.P.

During the years ended December 31, 2011 and 2010, the Partnership invested all of its assets in Millburn Multi-Markets Trading L.P. At December 31, 2011 and 2010, the Partnership's investment in the Master Fund represents 57.64% and 37.43%, respectively, of total partners' capital of the Master Fund.

As the Partnership's sole investing activity during the years ended December 31, 2011 and 2010 consisted of its investment in the Master Fund, all amounts reflected in the Statements of Operations represent the Partnership's allocated amount of each item of income and expense from the Master Fund.

The Partnership may make additional contributions to or redemptions from its investment in the Master Fund on a monthly basis subject to approval of the General Partner of the Master Fund.

The General Partner of the Master Fund may have different management fee and profit share allocation agreements for the partners of the Partnership as disclosed in the Master Fund's financial statements included in Section II of this annual report.

Millburn Multi-Markets Trading L.P. [Member]
Investment In Millburn Multi-Markets Trading L.P.
9.	INVESTORS IN MILLBURN MULTI-MARKETS TRADING L.P.

The U.S. Feeder and Cayman Feeder invest substantially all of their assets in the Partnership. For the years ended December 31, 2011 and 2010, respective ownership percentages of the Partnership are detailed below:

	2011	2010

U.S. Feeder	57.64%	37.43%
Cayman Feeder	31.07%	45.74%

Total	88.71%	83.17%

The remaining interests are held by direct investors in the Partnership.

Management Fee, Selling Commission, Platform Fees And Profit Share (Millburn Multi-Markets Fund L.P. [Member])	12 Months Ended
Dec. 31, 2011
Millburn Multi-Markets Fund L.P. [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share
4.	MANAGEMENT FEE, SELLING COMMISSION, PLATFORM FEES AND PROFIT SHARE

Each Series of Units are allocated management fees at a fixed rate of 0.167% per month of net asset value (2% per annum) of a limited partner's interest and a 20% profit share. Such management fees and profit share are allocated to the limited partners of the Partnership but charged at the Master Fund level. The management fee and profit share are described in more detail in the Master Fund's financial statements included in Section II of this annual report.

The terms of the Series issued by the Partnership are: 1) Series A Units which, in addition to the management fees and profit share allocable to the General Partner, are subject to selling commissions payable to Selling Agents equal to 1/12 of 2% (2% per annum) based on the month-end Net Asset Value of such Series investment; 2) Series B Units which, in addition to the management fees and profit share allocable to the General Partner, are subject to a platform fee of 1/12 of 0.25% (0.25% per annum) based on the month end net asset value of such Series investment and are for those investors participating in asset-based or fixed fee registered investment adviser ("RIA") platforms; and 3) Series C Units which are subject to the management fees and profit share allocable to the General Partner and are for those investors participating in asset-based or fixed fee RIA platforms not subject to the Platform Fee. For the year ended December 31, 2011, Selling Commissions and Platform Fees were as follows:

					Total Selling Commissions
	Selling Commissions		Platform Fees		and Platform Fees
	2011	2010	2011	2010	2011	2010

Series A Units	$2,490,848	$767,009	$-	$-	$2,490,848	$767,009
Series B Units	-	-	39,515	7,356	39,515	7,356

Total	$2,490,848	$767,009	$39,515	$7,356	$2,530,363	$774,365

Amounts were charged at the Master Fund level and allocated to applicable Partnership investors only. No amounts were allocated to Series C Units.

Operating Expenses And Administration Fee (Millburn Multi-Markets Fund L.P. [Member])	12 Months Ended
Dec. 31, 2011
Millburn Multi-Markets Fund L.P. [Member]
Operating Expenses And Administration Fee
5.	OPERATING EXPENSES AND ADMINISTRATION FEE

Operating expenses of the Partnership include, but are not limited to, legal fees, accounting fees and filing fees. Total operating expenses of the Partnership (including its pro-rata share of Master Fund expenses) are not expected to exceed 1/2 of 1% per annum of the Partnership's average month-end net asset value. For the year ended December 31, 2011, and 2010, the General Partner chose to directly bear a portion of the Partnership's operating expenses, totaling $59,807 and $142,136, respectively.

The General Partner of the Master Fund is paid a monthly administration fee as disclosed in the Master Fund's financial statements included in Section II of this annual report.

The General Partner has paid expenses incurred in connection with the organization of the Partnership and the initial offering of the Units. The total amount paid by the General Partner was $191,967. The Master Fund, on behalf of the Partnership, is reimbursing the General Partner for these costs in 60 equal monthly installments of $3,199 which began on August 1, 2009. However, to the extent that for any month the $3,199 exceeds 1/12 of 0.05% of the Partnership's month-end net asset value (a 0.05% annual rate), such excess will not be reimbursed by the Partnership, but will be absorbed by the General Partner. As of December 31, 2011, pursuant to this calculation, $36,987 has been borne by the General Partner and will not be reimbursed by the Partnership. For the years ended December 31, 2011 and 2010, costs incurred were $38,388 and $25,277, respectively, and are included in "Administrative and operating expenses" in the Master Fund's Statements of Operations. Further, as of December 31, 2011 and 2010, $9,598 and $4,716, respectively, were payable to the General Partner as reimbursement for such costs and are included in "Accrued expenses" in the Master Fund's Statements of Financial Condition.

Derivative Instruments	12 Months Ended
Dec. 31, 2011
Millburn Multi-Markets Fund L.P. [Member]
Derivative Instruments
6.	DERIVATIVE INSTRUMENTS

The Partnership's investment in the Master Fund is subject to the market and credit risk of financial instruments which include exchange-traded futures contracts and over-the-counter forward currency contracts. The Partnership bears the risk of loss only to the extent of the fair value of its investment in the Master Fund.

Millburn Ridgefield Corporation, as the General Partner of the Funds, has established procedures to actively monitor market risk and minimize credit risk although there can be no assurance that it will, in fact, succeed in doing so. The partners bear the risk of loss only to the extent of the fair value of their respective investments.

Millburn Multi-Markets Trading L.P. [Member]
Derivative Instruments
7.	DERIVATIVE INSTRUMENTS

The Partnership is party to derivative financial instruments in the normal course of its business. These financial instruments include futures and forward currency contracts which may be traded on an exchange or OTC.

The Partnership records its derivative activities on a mark-to-market basis as described in Note 2. For OTC contracts, the Partnership enters into master netting agreements with its counterparties. Therefore, assets represent the Partnership's unrealized gains, less unrealized losses for OTC contracts in which the Partnership has a master netting agreement. Similarly, liabilities represent net amounts owed to counterparties on OTC contracts.

Futures contracts are agreements to buy or sell an underlying asset or index for a set price in the future. Initial margin deposits are made upon entering into futures contracts and can be either in cash or treasury securities. Open futures contracts are revalued on a daily basis to reflect the market value of the contracts at the end of each trading day. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Partnership records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. The Partnership bears the market risk that arises from changes in the value of these financial instruments.

Forward currency contracts entered into by the Partnership represent a firm commitment to buy or sell an underlying currency at a specified value and point in time based upon an agreed or contracted quantity. The ultimate gain or loss is equal to the difference between the value of the contract at the onset and the value of the contract at settlement date.

Each of these financial instruments is subject to various risks similar to those related to the underlying financial instruments including market risk, credit risk, concentration risk and sovereign risk.

Market risk is the potential change in the value of the instruments traded by the Partnership due to market changes including interest and foreign exchange rate movements and fluctuations in futures or security prices. Market risk is directly impacted by the volatility and liquidity in the markets in which the related underlying assets are traded. The financial instruments traded by the Partnership contain varying degrees of off-balance sheet risk whereby changes in the market values of the futures and forward currency contracts and the Partnership's satisfaction of its obligations related to such market value changes may exceed the amount recognized in the Statements of Financial Condition.

Credit risk is the possibility that a loss may occur due to the failure of a counterparty to perform according to the terms of a contract. Credit risk is normally reduced to the extent that an exchange or clearing organization acts as counterparty to futures transactions since typically the collective credit of the members of the exchange is pledged to support the financial integrity of the exchange. In the case of OTC transactions, the Partnership must rely solely on the credit of the individual counterparties. The contract amounts of the forward currency and futures contracts do not represent the Partnership's risk of loss due to counterparty nonperformance. The Partnership's exposure to credit risk associated with counterparty nonperformance of these contracts is limited to the unrealized gains inherent in such contracts which are recognized in the Statements of Financial Condition plus the value of margin or collateral held by the counterparty. The amount of such credit risk was $18,514,952 and $31,950,348 at December 31, 2011 and 2010, respectively.

The General Partner has established procedures to actively monitor market risk and minimize credit risk although there can be no assurance that it will, in fact, succeed in doing so. The General Partner's market risk control procedures include diversification of the Partnership's portfolio and continuously monitoring the portfolio's open positions, historical volatility and maximum historical loss. The General Partner seeks to minimize credit risk primarily by depositing and maintaining the Partnership's assets at financial institutions and brokers which the General Partner believes to be creditworthy. The Partnership's trading activities are primarily with brokers and other financial institutions located in North America, Europe and Asia. All futures transactions of the Partnership are cleared by major securities firms, pursuant to customer agreements, including Barclays Capital Inc., Deutsche Bank Securities Inc. (a wholly owned subsidiary of Deutsche Bank AG), J.P. Morgan Securities, LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated and Newedge USA, LLC (a wholly owned subsidiary of Newedge Group, which is owned by Société Générale (50%) and Calyon (50%)). For all forward currency transactions, the Partnership utilizes three prime brokers: Barclays Bank PLC, Deutsche Bank AG and Morgan Stanley & Co., LLC.

The Partnership is subject to sovereign risk such as the risk of restrictions being imposed by foreign governments on the repatriation of cash and the effects of political or economic uncertainties. Net unrealized appreciation (depreciation) on futures and forward currency contracts are denominated in the Partnership's functional currency (U.S. Dollar). Cash settlement of futures and forward currency contracts is made in the local currency (settlement currency) and then translated to U.S. Dollars. Net unrealized appreciation (depreciation) on futures and forward currency contracts at December 31, 2011 and 2010, by settlement currency type, denominated in U.S. Dollars, is detailed below:

	December 31,
	2011		2010
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent	Appreciation	Percent
Currency Type	(Depreciation)	of Total	(Depreciation)	of Total

Australian dollar	$586,248	7.00%	$409,632	3.08%
British pound	1,048,167	12.51	236,867	1.78
Canadian dollar	278,723	3.33	417,753	3.14
Czech koruna	73,327	0.88	(40,847)	(0.31)
Euro	1,581,405	18.88	(100,590)	(0.76)
Hong Kong dollar	(9,567)	(0.11)	165,449	1.24
Hungarian forint	84,721	1.01	9,357	0.07
Japanese yen	1,328,503	15.86	(205,060)	(1.54)
Korean won	(76,817)	(0.92)	601,359	4.52
Malaysian ringgit	-	-	240,684	1.81
Mexican peso	210	0.00	15,281	0.11
New Zealand dollar	331,118	3.95	76,227	0.57
Norwegian krone	(32,125)	(0.38)	342,134	2.57
Polish zloty	265	0.00	55,902	0.42
Romanian leu	(71,941)	(0.86)	26,278	0.20
Singapore dollar	42,706	0.51	52,824	0.40
South African rand	5,957	0.07	118,331	0.89
Swedish krona	(75,934)	(0.91)	238,833	1.79
Swiss franc	765,139	9.13	(326,784)	(2.45)
Taiwan dollar	(74,698)	(0.89)	214,590	1.61
Thai baht	3,377	0.04	5,107	0.04
Turkish lira	(27,175)	(0.32)	(367,360)	(2.76)
U.S. dollar	2,616,187	31.22	11,126,211	83.58

Total	$8,377,796	100.00%	$13,312,178	100.00%

The Derivatives and Hedging topic of the Codification requires qualitative disclosure about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.

The Partnership's market risk is influenced by a wide variety of factors, including the level and volatility of interest rates, exchange rates, equity price levels, the market value of financial instruments and contracts, the diversification effects among the Partnership's open positions and the liquidity of the markets in which it trades.

The Partnership engages in the speculative trading of futures and forward contracts on agricultural commodities, currencies, energies, interest rates, metals, and stock indices. The following were the primary trading risk exposures of the Partnership at December 31, 2011 and 2010, by market sector:

Agricultural (grains, livestock and softs) — The Partnership's primary exposure is to agricultural price movements which are often directly affected by severe or unexpected weather conditions as well as supply and demand factors.

Currencies — Exchange rate risk is a principal market exposure of the Partnership. The Partnership's currency exposure is to exchange rate fluctuations that disrupt the historical pricing relationships between different currencies and currency pairs. The fluctuations are influenced by interest rate changes as well as political and general economic conditions. The Partnership trades in a large number of currencies including cross-rates — e.g., positions between two currencies other than the U.S. dollar.

Energies — The Partnership's primary energy market exposure is to gas and oil price movements often resulting from political developments in the Middle East and economic conditions worldwide. Energy prices are volatile and substantial profits and losses have been and are expected to continue to be experienced in this market.

Interest Rates — Interest rate movements directly affect the price of the sovereign bond futures positions held by the Partnership and indirectly the value of its stock index and currency positions. Interest rate movements in one country as well as relative interest rate movements between countries may materially impact the Partnership's profitability. The Partnership's primary interest rate exposure is to interest rate fluctuations in countries or regions including Australia, Canada, Japan, Switzerland, the United Kingdom, the U.S., and the Eurozone. However, the Partnership also may take positions in futures contracts on the government debt of other nations. The General Partner anticipates that interest rates in these industrialized countries or areas, both long-term and short-term, will remain the primary interest rate market exposure of the Partnership for the foreseeable future.

Metals — The Partnership's metals market exposure is to fluctuations in the price of aluminum, copper, gold, lead, nickel, palladium, platinum, silver, tin and zinc.

Stock Indices — The Partnership's equity exposure, through stock index futures, is to equity price risk in the major industrialized countries as well as other countries.

The Derivatives and Hedging topic of the Codification requires entities to recognize in the Statements of Financial Condition all derivative contracts as assets or liabilities. Fair value of futures and forward currency contracts are first netted by the broker as discussed in Note 2. Futures and forward currency contracts in an asset or liability position are recorded in the Statements of Financial Condition as "Net unrealized appreciation on open futures and forward currency contracts" or "Net unrealized depreciation on open futures and forward currency contracts," respectively. The Partnership's policy regarding fair value measurement is discussed in Note 2.

Since the derivatives held or sold by the Partnership are for speculative trading purposes, the derivative instruments are not designated as hedging instruments under the provisions of the Derivatives and Hedging guidance. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open positions from the preceding period, are recognized as part of the Partnership's trading gains and losses in the Statements of Operations.

The following table presents the fair value of open futures and forward currency contracts, held long or sold short, at December 31, 2011 and 2010. Fair value is presented on a gross basis even though the contracts are subject to master netting agreements and qualify for net presentation in the Statements of Financial Condition.

Fair Value of Futures and Forward Currency Contracts at December 31, 2011

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$438,585	$(199,972)	$898,632	$(504,487)	$632,758
Grains	875,525	(10,825)	-	(3,070,466)	(2,205,766)
Interest rates	4,286,895	(233,275)	8,850	(21,650)	4,040,820
Livestock	-	-	105,290	(48,740)	56,550
Metals	88,086	(662,804)	1,612,529	(782,824)	254,987
Softs	379,604	(279,511)	2,800,700	(372,985)	2,527,808
Stock indices	6,167	(43,100)	406,309	(831,000)	(461,624)

Total futures contracts	6,074,862	(1,429,487)	5,832,310	(5,632,152)	4,845,533

Forward currency contracts	1,756,029	(1,881,018)	5,203,785	(1,546,533)	3,532,263

Total futures and forward currency contracts	$7,830,891	$(3,310,505)	$11,036,095	$(7,178,685)	$8,377,796

Fair Value of Futures and Forward Currency Contracts at December 31, 2010

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain on Open
Sector	Gains	Losses	Gains	Losses	Positions

Futures contracts:
Energies	$1,283,210	$(232,975)	$65,500	$(682,142)	$433,593
Grains	3,257,727	(18,638)	11,863	(1,211,163)	2,039,789
Interest rates	429,605	(10,132)	25,283	(240,383)	204,373
Livestock	684,170	-	-	(636,480)	47,690
Metals	4,074,267	-	-	(362,273)	3,711,994
Softs	2,268,915	(8,210)	21,907	(587,024)	1,695,588
Stock indices	2,018,157	(445,028)	144,524	(2,090)	1,715,563

Total futures contracts	14,016,051	(714,983)	269,077	(3,721,555)	9,848,590

Forward currency contracts	5,481,832	(922,773)	1,621,068	(2,716,539)	3,463,588

Total futures and forward currency contracts	$19,497,883	$(1,637,756)	$1,890,145	$(6,438,094)	$13,312,178

The effect of trading futures and forward currency contracts is represented on the Statements of Operations for the years ended December 31, 2011 and 2010 as "Net realized gains (losses) on closed positions: Futures and forward currency contracts" and "Net change in unrealized: futures and forward currency contracts." These trading gains and losses are detailed below:

Sector	2011	2010

Futures contracts:
Energies	$(306,750)	$(2,739,964)
Grains	(6,975,535)	4,199,011
Interest rates	34,897,915	6,412,216
Livestock	(2,545,590)	(15,050)
Metals	324,021	4,412,622
Softs	1,354,132	4,303,320
Stock indices	(23,638,126)	1,149,187

Total futures contracts	3,110,067	17,721,342

Forward currency contracts	(10,514,885)	4,645,024

Total futures and forward currency contracts	$(7,404,818)	$22,366,366

For the year ended December 31, 2011, the monthly average number of futures contracts bought and sold was 21,126 and 21,561, respectively, and the monthly average notional value of forward currency contracts traded was approximately $1,062,000,000.

For the year ended December 31, 2010, the monthly average number of futures contracts bought and sold was 10,702 and 10,262, respectively, and the monthly average notional value of forward currency contracts traded was approximately $382,000,000.

Indemnifications (Millburn Multi-Markets Fund L.P. [Member])	12 Months Ended
Dec. 31, 2011
Millburn Multi-Markets Fund L.P. [Member]
Indemnifications
7.	INDEMNIFICATIONS

In the normal course of business, the Partnership enters into contracts and agreements that contain a variety of representations and warranties and which provide general indemnifications. The Partnership's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Partnership that have not yet occurred. The Partnership expects the risk of any future obligation under these indemnifications to be remote.

Administrator Agreement	12 Months Ended
Dec. 31, 2011
Millburn Multi-Markets Fund L.P. [Member]
Administrator Agreement
8.	ADMINISTRATOR AGREEMENT

The Partnership and the Master Fund (collectively, the "Funds") have engaged CACEIS (USA) Inc. to provide certain administrative services for the Funds including, but not limited to, maintaining the books and records of the Funds and valuation of the Funds' Net Asset Value.

Millburn Multi-Markets Trading L.P. [Member]
Administrator Agreement
3.	ADMINISTRATOR AGREEMENT

The Partnership, Cayman Feeder and U.S. Feeder (collectively, the "Funds") have engaged CACEIS (USA) Inc. (the "Administrator") to provide certain administrative services for the Funds, including, but not limited to, maintaining the books and records of the Funds and valuation of the Funds' net asset value.

Financial Highlights	12 Months Ended
Dec. 31, 2011
Millburn Multi-Markets Fund L.P. [Member]
Financial Highlights
9.	FINANCIAL HIGHLIGHTS

The ratios are calculated for each Series and, with the exception of the profit share allocation, have been annualized. The computation of such ratios based on the amount of expenses and profit share allocation assessed to an individual partner's capital account may vary from these ratios based on the timing of capital transactions.

Returns are calculated for each Series and have not been annualized. An individual partner's returns may vary from these returns based on the timing of capital transactions.

Millburn Multi-Markets Trading L.P. [Member]
Financial Highlights
8.	FINANCIAL HIGHLIGHTS

The ratios are calculated based on 1) a limited partner that is charged a monthly management fee of 1/12 of 2.00% (2.00% per annum) and 20% of Trading Profits and 2) limited partners' capital taken as a whole. The computation of such ratios based on the amount of expenses and profit share allocation assessed to an individual partner's capital account may vary from these ratios based on the timing of capital transactions and differences in individual partner's management fee, selling commission, platform fee and profit share allocation arrangements.

Returns are calculated based on 1) a limited partner that is charged a monthly management fee of 1/12 of 2.00% (2.00% per annum) and 20% of Trading Profits and 2) limited partners' capital taken as a whole. An individual partner's returns may vary from these returns based on the timing of capital transactions and differences in individual partners' management fee, selling commission, platform fee and profit share allocation arrangements.

Profit Share Allocation (Millburn Multi-Markets Trading L.P. [Member])	12 Months Ended
Dec. 31, 2011
Millburn Multi-Markets Trading L.P. [Member]
Profit Share Allocation
4.	PROFIT SHARE ALLOCATION

The Agreement provides that the General Partner's profit share equal to 20% of Trading Profits at the end of each year is charged to the limited partners' capital accounts. New Trading Profits include realized and unrealized trading profits (losses), interest income, brokerage fees, trading-related expenses and administrative expenses. For limited partners' withdrawals during the year, the profit share calculation shall be computed as though the withdrawal date was at year-end. Profit share attributable to interests redeemed during a year is tentatively credited to an account maintained for bookkeeping purposes called the New Profit Memo Account. Because limited partners may purchase their partnership interests at different times, they may recognize different amounts of Trading Profits. Each limited partner pays a profit share only on Trading Profits applicable to its partnership interest. Profit share will be determined based on the Trading Profits of each limited partners' investment in the Partnership as a whole rather than on the Trading Profits of each capital contribution made by a limited partner.

Any profit share charged is added to the General Partner's capital account to the extent that net taxable capital gains are allocated to the General Partner and the remainder, if any, of such profit share is added to the New Profit Memo Account. The General Partner may not make any withdrawal from the balance in the New Profit Memo Account. If, at the end of a subsequent year, net taxable gains are allocated to the General Partner in excess of such year's profit share, a corresponding amount is transferred from the New Profit Memo Account to the General Partner's capital account.

Due From/To Brokers (Millburn Multi-Markets Trading L.P. [Member])	12 Months Ended
Dec. 31, 2011
Millburn Multi-Markets Trading L.P. [Member]
Due From/To Brokers
5.	DUE FROM/TO BROKERS

At December 31, 2011 and 2010, due from and due to brokers balances, if any, in the Statements of Financial Condition include net cash receivable from each broker and net cash payable to each broker, respectively.

Trading Activities (Millburn Multi-Markets Trading L.P. [Member])	12 Months Ended
Dec. 31, 2011
Millburn Multi-Markets Trading L.P. [Member]
Trading Activities
6.	TRADING ACTIVITIES

The Partnership conducts its futures trading with various futures commission merchants ("FCMs") on futures exchanges and its forward currency trading with various banks or dealers ("Dealers") in the interbank markets. Substantially all assets included in the Partnership's equity in trading accounts and certain liability accounts, as discussed below, were held as collateral by such FCMs in either U.S. regulated segregated accounts (for futures contracts traded on U.S. exchanges) or non-U.S. secured accounts (for futures contracts traded on non-U.S. exchanges) as required by U.S. Commodity Futures Trading Commission's regulations, or held as collateral by the counterparty Dealers.

Liabilities in the Statements of Financial Condition that are components of "Total equity in trading accounts" include net unrealized depreciation on open futures and forward currency contracts, cash denominated in foreign currencies and due to brokers.

The Partnership enters into contracts with various institutions that contain a variety of indemnifications. The Partnership's maximum exposure under these arrangements is unknown. However, the Partnership has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Subsequent Events (Millburn Multi-Markets Trading L.P. [Member])	12 Months Ended
Dec. 31, 2011
Millburn Multi-Markets Trading L.P. [Member]
Subsequent Events
10.	SUBSEQUENT EVENTS

The Partnership has performed its evaluation of subsequent events through March 23, 2012, the date the financial statements were available to be issued. Based on such evaluation, no events were discovered that required disclosure nor adjustment to the financial statements.